Advisors Disciplined Trust 1530

                          Supplement to the Prospectus

     Notwithstanding   anything  to  the  contrary  in   the   prospectus,   the
"Hypothetical Comparison of Total Returns" table on page 18 of the prospectus is replaced with the following:



                    Hypothetical Comparison of Total Returns
          ------------------------------------------------------------
          Year           NASDAQ Q-50 Index(SM)     NASDAQ-100 Index(R)

          2008                  -40.99%                -41.56%

          2009                   37.82                  54.72

          2010                   27.56                  20.35

          2011                   -3.51                   3.69

          2012                   24.54                  18.56

          2013                   43.62                  36.93

          2014                   -0.84                  19.36

          2015 thru 9/30          0.86                  -0.41



                 Supplement Dated:  November 6, 2015











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